Related Party Transactions (Details Narrative) (10-Q)	6 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) Officers	Jun. 30, 2016 USD ($) Officers	Jun. 30, 2015 USD ($)
Related Party Transaction [Line Items]
Salaries and bonuses payable	$ 95,620	$ 95,620	$ 95,620
Number of officers and membership holders | Officers	4	4
David E Vautrin [Member]
Related Party Transaction [Line Items]
Salary and variable compensation payable	$ 14,061
Charles Joiner [Member]
Related Party Transaction [Line Items]
Salary and variable compensation payable	$ 14,061